FOREIGN EXCHANGE (GAIN) LOSS, NET (Tables)	9 Months Ended
Sep. 30, 2026
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net

	Three Months Ended			Nine Months Ended
For the periods ended September 30,	2026	2025		2026	2025
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt	(9)	99	Other	207	(184)
Other	(99)	54		102	(64)
Unrealized Foreign Exchange (Gain) Loss	(108)	153		309	(248)
Realized Foreign Exchange (Gain) Loss	54	4		(21)	52
	(54)	157		288	(196)